Accounting Policies, by Policy (Policies)	6 Months Ended
Apr. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The accompanying financial statements should be read in conjunction with the audited consolidated financial statements and related notes contained in the Company’s Annual Report on Form 20-F for the fiscal year ended October 31, 2022, filed with the SEC on March 15, 2023. The interim financial information is not necessarily indicative of the results to be expected for the fiscal year ended or for any other interim period or for any future year.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiary. Significant inter-company transactions have been eliminated in consolidation.

Reverse Stock Split

Reverse Stock Split

On July 7, 2023, our Board of Directors declared a reverse share split at a ratio of 1-for-18 for shares having a par value of $0.001 per share with effect from July 10. Following the reverse split, the shares will have a par value of $0.018 per share. There was no effect on total stockholders’ equity. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effects of the reverse stock split.

Going Concern and management’s plan	Going Concern and Management’s PlanThe accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future. As of April 30, 2023, the Company had an accumulated deficit of $15,880,079.The Company plans to establish provincial regional sales centers nationwide to geographically expand the market and adopt centralized procurement system to reduce overhead cost and obtain volume discount. The company will also cooperate with more brands of NEV, introduce more quality services and strengthen its publicity to attract more franchisees to join. Additionally, the Company will be undertaking capital raising activities to provide additional cash to meet current and future liquidity needs. Management believes that it will be able to obtain the necessary financing and fund future expansion plans; however, there is no assurance that the Company will be successful in securing sufficient funds to sustain or grow its operations.These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Actual results and outcomes may differ from management’s estimates and assumptions. In particular, the novel coronavirus (“COVID-19”) pandemic and the resulting adverse impacts to global economic conditions, as well as our operations, may impact future estimates including, but not limited to, our allowance for loan losses, inventory valuations, fair value measurements, asset impairment charges and discount rate assumptions. Certain prior year amounts have been reclassified to conform to the current year’s presentation. Amounts and percentages may not total due to rounding.

Functional and presentation currency

Functional and presentation currency

The functional currency of the Company is the currency of the primary economic environment in which the Company operates which is Chinese Yuan (“RMB”).

Transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at the end of the reporting periods. Exchange differences arising on the settlement of monetary items and on translation of monetary items at period-end are included in income statement of the period.

For the purpose of presenting these financial statements, the Company’s assets and liabilities are expressed in US$ at the exchange rate on the balance sheet date, stockholder’s equity accounts are translated at historical rates, and income and expense items are translated at the weighted average exchange rate during the period. The resulting translation adjustments are reported under accumulated other comprehensive income in the stockholder’s equity section of the balance sheets.

Exchange rate used for the translation as follows:

US$ to RMB

	Period End	Average
April 30, 2023	6.9120	6.9270
October 31, 2022	7.3003	6.6105
April 30, 2022	6.6085	6.3894

Fair Values of Financial Instruments

Fair Values of Financial Instruments

The Company adopted ASC 820 “Fair Value Measurements,” which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosures requirements for fair value measures. Current assets and current liabilities qualified as financial instruments and management believes their carrying amounts are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their current interest rate is equivalent to interest rates currently available.  The three levels are defined as follow:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value.

As of the balance sheet date, the estimated fair values of the financial instruments approximated their fair values due to the short-term nature of these instruments. Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates the hierarchy disclosures each year.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Cash and Equivalents	Cash and Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the net value less estimates for expected credit losses. Management regularly reviews outstanding accounts and provides an allowance for doubtful accounts. When collection of the original invoice amounts is no longer probable, the Company will either partially or fully write-off the balance against the allowance for doubtful accounts.

Short-term investments

Short-term investments

Short-term investments consist primarily of investments in fixed deposits with original maturities between three months and one year and certain investments in wealth management products and other investments that the Company has the intention to redeem within one year. As of April 30, 2023 and October 31, 2022, the investments in bank wealth management and security that were recorded as short-term investments amounted to $46,926 and $834,303, respectively.

Loans Receivable

Loans Receivable

Loans receivable are recorded at origination at the fair value less estimates for expected credit losses. Management regularly reviews outstanding accounts and provides an allowance for credit losses. When collection of the original amounts is no longer probable, the Company will either partially or fully write-off the balance against the allowance for credit losses.

Revenue Recognition

Revenue Recognition

In 2014, the FASB issued guidance on revenue recognition (“ASC 606”), with final amendments issued in 2016. The underlying principle of ASC 606 is to recognize revenue to depict the transfer of goods or services to customers at the amount expected to be collected. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the services it transfers to its clients. The Company has concluded that the new guidance did not require any significant change to its revenue recognition processes.

The Company’s revenues consist of sales of vehicle by the Company’s own corporate retail store to third party customers, sales of vehicle to franchisees as a supplier, fees from retail stores operated by franchisees, and sublease of vehicles to third party customers. Revenues from franchised stores include initial franchise fees and annual royalties based on a percent of net incomes.

The Company recognizes sales of vehicle revenues at the point in time when the Company has transferred physical possession of the goods to the customer and the customer has accepted the goods, therefore, indicating as control of the goods has been transferred to the customer. The transaction price is determined and allocated to the product prior to the transfer of the goods to the customer.

The initial franchise services include a series of performance obligations and an indefinite license to use the Company’s trademark. The series of performance obligations are specific services and deliverables that are set forth in the agreement and are billed and receivable as delivered and accepted by the franchisee. These services and deliverables may be customized and are not transferable to other third parties.

The royalty revenues are distinct from the initial franchise services. The Company recognizes royalty revenues only when the franchisee has generated positive annual net income, at which point the Company has the contractual right to request for payment of the royalty. The royalty is calculated as a percentage of the franchisees’ annual net income.

The Company subleases vehicles to third party and recognizes revenues over time which is ratably on a monthly basis over the lease period according to the lease agreement.

The Company estimates potential returns and records such estimates against its gross revenue to arrive at its reported net sales revenue. The Company has not experienced any sales returns.

Inventory

Inventory

Inventories, which are primarily comprised of finished goods for sale, are stated at the lower of cost or net realizable value, using the first-in first-out method. The Company evaluates the need for reserves associated with obsolete, slow-moving and non-salable inventory by reviewing net realizable values on a periodic basis. Only defects products can be return to our suppliers.

Advertising

Advertising

The Company expenses advertising costs as incurred and includes it in selling expenses. The Company recorded $79,400 and $220,850 of advertising and promotional expenses for the six months ended April 30. 2023 and 2022, respectively.

Income Taxes

Income Taxes

Income taxes are provided in accordance with ASC No. 740, Accounting for Income Taxes.  A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry-forwards. Deferred tax expense (benefit) results from the net change during the years of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

A tax benefit from an uncertain tax position may be recognized only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities. The determination is based on the technical merits of the position and presumes that the relevant taxing authority that has full knowledge of all relevant information will examine each uncertain tax position. Although the Company believes the estimates are reasonable, no assurance can be given that the final outcome of these matters will not be different than what is reflected in the historical income tax provisions and accruals.

Earnings (loss) per share

Earnings (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

All per share amounts for all periods presented herein have been adjusted to reflect the Share Subdivision and 2 for 1 stock dividend on post-Share Subdivision basis. See Note 17.

Property and Equipment & Depreciation

Property and Equipment & Depreciation

Property and equipment are stated at historical cost net of accumulated depreciation. Repairs and maintenance are expensed as incurred. Property and equipment are depreciated on a straight-line basis over the following periods:

Equipment	5 years
Furniture and fixtures	5 years
Motor vehicles	10 years

Intangible Assets & Amortization

Intangible Assets & Amortization

Intangible assets are stated at historical cost net of accumulated amortization. Software is amortized on a straight-line basis over the estimated useful life of the software which is 3 years.

Impairment of Long-lived assets

Impairment of Long-lived assets

The Company accounts for impairment of property and equipment and amortizable intangible assets in accordance with ASC 360, “Accounting for Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed Of”, which requires the Company to evaluate a long-lived asset for recoverability when there is event or circumstance that indicate the carrying value of the asset may not be recoverable. An impairment loss is recognized when the carrying amount of a long-lived asset or asset group is not recoverable (when carrying amount exceeds the gross, undiscounted cash flows from use and disposition) and is measured as the excess of the carrying amount over the asset’s (or asset group’s) fair value.

New Accounting Pronouncements

New Accounting Pronouncements

In October 2021, the FASB issued ASU No. 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers.” This ASU requires contract assets and contract liabilities (e.g., deferred revenue) acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, “Revenue from Contracts with Customers”. Generally, this new guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree. Historically, such amounts were recognized by the acquirer at fair value in purchase accounting. This ASU is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including in interim periods, for any financial statements that have not yet been issued. The adoption is not expected to have a material impact on the Company’s consolidated financial statements.

Besides the above, the Company’s management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted would have a material effect on the consolidated financial statements.